New Accounting Standards (Narrative) (Details) - provision	1 Months Ended
	Aug. 31, 2015	Jan. 31, 2016
Subsequent Events [Abstract]
Period of deferral of effective date, in years	1 year
Subsequent Event [Member]
Subsequent Events [Abstract]
Number of provisions		1